Related Party Disclosures - Additional Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Outstanding balances of related party transactions		€ 0
Bad debt expense has been recognized		€ 0
Cofounder And Chief Executive Officer | Ordinary shares
Disclosure of transactions between related parties [line items]
Granted shares (in shares)	4,374,963